Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable:
Trade	$ 243,745	$ 223,465
Other	30,879	28,107
Accounts payable	274,624	251,572
Accrued liabilities:
Payroll and employee benefit costs	48,148	54,099
Other	92,552	60,880
Accrued liabilities	$ 140,700	$ 114,979